Net interest income	12 Months Ended
Dec. 31, 2021
Net interest income
Net interest income

1 Net interest income

Net interest income is the difference between the interest NatWest Group earns from its interest-bearing assets, such as loans, balances with central banks and other financial assets, and the interest paid on its interest-bearing liabilities, such as deposits and subordinated liabilities.

Interest receivable on financial instruments classified as amortised cost, debt instruments classified as FVOCI and the interest element of the effective portion of any designated hedging relationships are measured using the effective interest rate, which allocates the interest receivable or interest payable over the expected life of the financial instrument at the rate that exactly discounts all estimated future cash flows to equal the financial instrument's initial carrying amount. Calculation of the effective interest rate takes into account fees payable or receivable that are an integral part of the financial instrument’s yield, premiums or discounts on acquisition or issue, early redemption fees and transaction costs. All contractual terms of a financial instrument are considered when estimating future cash flows. Negative interest on financial assets is presented in interest payable and negative interest on financial liabilities is presented in interest receivable.

Included in interest receivable is finance lease income which is recognised at a constant periodic rate of return before tax on the net investment.

For accounting policy information see Accounting policies note 2.

	2021	2020 (1)	2019 (1)
Continuing operations	£m	£m	£m
Balances at central banks	99	90	321
Loans to banks - amortised cost	346	246	405
Loans to customers - amortised cost	8,615	8,979	9,547
Other financial assets	253	483	854
Interest receivable	9,313	9,798	11,127

Balances with banks	204	144	319
Customer deposits	556	911	1,256
Other financial liabilities	670	846	1,102
Subordinated liabilities	267	402	483
Internal funding of trading businesses	2	19	168
Interest payable	1,699	2,322	3,328
Net interest income	7,614	7,476	7,799

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.